Summary of significant accounting policies - Foreign currency translation and transaction (Details)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019	Jun. 30, 2019 USD ($)	Jun. 30, 2018
Summary of significant accounting policies
Translation adjustments included in accumulated other comprehensive loss	$ 1,059,439	$ (856,218)		$ (308,571)
Historical rate	6.53	7.07		7.07	6.87
Average translation rate	6.77	7.03	7.03	6.83	6.51